Restricted Cash and Investments	12 Months Ended
Jun. 30, 2023
Restricted Cash and Investments [Abstract]
Restricted Cash And Investments	Restricted cash and investments

	SA Rand
Figures in million	2023	2022
Restricted cash	475	319
Restricted investments	5 687	5 263
Total restricted cash and investments	6 162	5 582
Current portion of restricted cash and investments	41	27
Non-current portion of restricted cash and investments	6 121	5 555
Restricted cash

	SA Rand
Figures in million	2023	2022
Non-current	434	292
Current	41	27
Total restricted cash	475	319

The restricted cash consist of funds set aside for:

	SA Rand
Figures in million	2023	2022
Environmental guarantees and rehabilitation (a)	183	152
Guarantee - Tshiamiso Trust (b)	225	116
PNG communities (c)	45	29
Other	22	22
Total restricted cash	475	319
Restricted investments

	SA Rand
Figures in million	2023	2022
Investments held by environmental trust funds	5 673	5 244
Investments held by the Social Trust Fund	14	19
Total restricted investments (non-current)	5 687	5 263

Environmental trust funds

Accounting policy
Contributions are made to the group's environmental trust funds, created in accordance with statutory requirements, to fund the estimated cost of pollution control, rehabilitation and mine closure at the end of the life of the group's mines. The trusts are consolidated into the group as the group exercises control of the trusts. The measurement of the investments held by the trust funds is dependent on their classification under financial assets. Income received and gains are treated in accordance with these classifications. The equity-linked notes and investment in unit trusts are classified and measured at fair value through profit or loss, while the equity investments are classified and measured at fair value through other comprehensive income. Interest-bearing short-term investments as well as investments in government bonds are classified and measured as debt instruments at amortised cost.
17    Restricted cash and investments continued
Restricted investments continued
Environmental trust funds continued
The environmental trust funds are irrevocable trusts under the group's control. Contributions to the trusts are invested in various instruments which include the following: listed equity securities, unit trusts, government bonds, interest-bearing short-term and medium-term cash investments and medium-term equity-linked notes. The equity-linked notes are issued by commercial banks that provide guaranteed interest and additional interest or growth linked to the growth of the Top 40 index of the JSE. These investments provide for the estimated cost of rehabilitation at the end of the life of the group's mines. Income earned on the investments is retained in the funds and reinvested.

The environmental trust funds consist of:

	SA Rand
Figures in million	2023	2022
Fixed deposits	3 385	3 056
Cash equivalents	58	528
Equity-linked deposits	1 493	1 094
Government bonds	234	225
Equity investments	305	292
Collective investment scheme (unit trusts)	198	49
Total environmental trust funds	5 673	5 244

Reconciliation of the movement in the investments held by environmental trust funds:

	SA Rand
Figures in million	2023	2022
Balance at beginning of year	5 244	5 064
Interest income	258	185
Fair value gain through profit and loss	184	18
Fair value gain through other comprehensive income	30	15
Dividend received	13	14
Acquisition/(maturity) of Equity-linked deposits	229	(260)
Acquisition/(maturity) of Fixed deposits	154	(21)
Acquisition/(maturity) of Collective investment schemes (unit trusts)	141	—
Net transfer of cash equivalents	(524)	281
Withdrawal of funds for rehabilitation work performed	(56)	(52)
Balance at end of year	5 673	5 244

The Social Trust Fund
The Social Trust Fund is an irrevocable trust under the group's control. The purpose of the trust is to fund the social plan to reduce the negative effects of restructuring on the group's workforce, to put measures in place to ensure that the technical and life skills of the group's workforce are developed and to develop the group's workforce in such a manner as to avoid or minimise the effect of job losses and a decline in employment through turnaround or redeployment strategies.

The Social Trust Fund investment comprises a unit trust portfolio that is exposed to the fair value changes in the equity market and is classified as a fair value through profit or loss investment.